Financial Instruments, Financial Risks and Capital Risks Management (Details) - MYR (RM)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Financial Instruments, Financial Risks and Capital Risks Management [Line Items]
Change in foreign currency rates	5.00%
Sensitivity rate of foreign currency	5.00%
Decrease increase profit for the year (in Ringgits)		RM 50
Foreign Currency Sensitivity [Member]
Financial Instruments, Financial Risks and Capital Risks Management [Line Items]
Change in foreign currency rates	5.00%